Events occurred after the reporting date	12 Months Ended
Dec. 31, 2020
Disclosure Of Events After Reporting Period Explanatory [Abstract]
Disclosure of events after reporting period [text block]
Note 29	Events occurred after the reporting date

29.1	Authorization of the financial statements

The consolidated financial statements of the Company and its subsidiaries, prepared for the period ended December 31, 2020, were approved and authorized for issuance by the Company´s Board of Directors on March 3, 2021.

29.2	Disclosures on events occurring after the reporting date

The total financial impact of COVID-19 cannot be reasonably estimated at this time, due to uncertainty as to its severity and duration. It was anticipated that average sales volumes and prices will depend on the duration of the coronavirus in different markets, the efficiency of the measures implemented to contain the spread of the virus in each country, and the fiscal and national incentives that can be implemented in different jurisdictions to promote economic recovery. The Company continues to monitor and evaluate the spread of the coronavirus and its impact on our operations, business, financial condition and results of operations.

On November 11, 2020, the DOJ presented a motion to dismiss the criminal information against the Company notified in Note 23. This motion was granted by the United States District Court for the District of Columbia on January 19, 2021. Note 21 contains further details.

An extraordinary shareholders' meeting held on January 22, 2021 resolved, among other matters, to approve an increase in the Company’s capital of US$ 1,100,000,000 by issuing 22,442,580 Series B shares, to be offered preferentially and under the same conditions only to Series B shareholders. Pursuant to Article 69 N° 5 of Law 18,046 on Corporations, the approval of this resolution grants the dissenting Series A shareholders the right to withdraw from the Company, upon payment by the Company of the value of their shares. A dissenting shareholder will be considered to be a Series A shareholder who at the meeting has opposed the resolution giving the right to withdraw, or who did not attend the meeting, but expressed their dissent in writing to the Company within 30 days of the date of the extraordinary shareholders' meeting, which is by February 21, 2021.

On January 7, 2021, Ocaña y Vega Limitada filed for arbitration against the Company to claim damages associated with the early termination of two construction contracts. The arbitration claim is valued at approximately ThUS$ 377.

On January 25, 2020, a sub-contractor´s employee sued the Company for compensation for a work-related accident in the sum of approximately ThUS$718.

On February 9, 2021, two of the Company´s subsidiaries signed an agreement to conclude a dispute related to sales contracts and a share of the joint venture with Sichuan SQM Migao Chemical Fertilizers Co Ltd. The Company received US$ 11.5 million as a result of this settlement.

On February 17, 2021, the Company reported that the Board of Directors approved the investment in the Mount Holland lithium project in Australia. This project is a joint venture with Wesfarmers Limited. The Company's share of the investment in the project is expected to reach approximately US$700 million between 2021 and 2025, according to information provided in the final feasibility study.

On February 23, 2021, the Company informed the CMF that the declaratory public deed referred to in the extraordinary shareholders' meeting of the Company held on January 22, 2021, where it was agreed, among other matters, to increase the share capital by US$1,100,000,000, through the issuance of 22,442,580 Series B shares, to be issued, subscribed and paid within the term expiring on January 22, 2024, and which will be offered preferentially and under the same conditions to Series B assignees of the options and/or third parties, which was subject to the Resolutory Condition requiring the exercise of the aforementioned right to withdraw of more than 0.5% of the total Series A shares of the Company, all under the terms and conditions agreed at the Shareholders' Meeting.

The Declaratory Deed:

(a)	establishes the waiver by the Company's board of directors, at an extraordinary meeting held on February 20, 2021, of the Resolutory Condition;

(b)	establishes that the legal term of 30 days for the exercise of the right to withdraw from the Capital Increase expired on February 21, 2021, and only one shareholder expressed their intention to exercise this right, for a total of 648 Series A shares, representing approximately 0.0004% of the total Series A shares. Therefore, the Resolutory Condition, had it not been for the waiver indicated above, would not have been fulfilled and would have deemed to have failed; and

(c)	establishes that pursuant to the provisions of the Meeting: (i) the Capital Increase and related matters have become effective as of February 1, 2021, the date on which the minutes of the Meeting were legalized in a public deed; (ii) the Capital Increase and related matters have become final, since the Resolutory Condition was waived by the Company's board of directors and would have failed, in any case, as the right to withdraw was exercised for less than 0.5% of the total Series A shares within the legal term; and (iii) with the execution of the Declaratory Deed, the requirements and formalities contemplated in the Meeting were fully met.

On March 3, 2021, the Board of Directors agreed to amend the general policy on regular transactions with related parties, approved at the meeting held on November 21, 2018, and it also approved a revised text of the policy, which is transcribed below:

1.	Regular transactions between the Company and Soquimich Comercial S.A., Ajay SQM Chile S.A., Ajay North America, Ajay Europe SARL, SQM Vitas Fzco, SQM Vitas Holland, SQM Vitas Brasil Agroindustria, SQM Vitas Perú S.A.C., Abu Dhabi Fertilizer Industries WWL, Plantacote NV and Pavoni & C. SpA. are as follows:

(a)	Any sale, marketing, distribution and supply of raw materials, by-products and products extracted, processed or marketed by the Company in any capacity by the aforementioned subsidiaries and affiliated companies.

(b)	Any advisory services provided by the Company related to the activities referred to in (a) above, and the procurement of such services by the aforementioned subsidiaries and affiliated companies;

(c)	Any advisory services covering financial, accounting, administrative, taxation, legal, infrastructure, advertising, IT, management, insurance, personnel selection, hiring, training and any general back office services provided by the Company, and the procurement of such services by the aforementioned subsidiaries and affiliated companies.

(d)	Any working capital finance provided by the Company to the aforementioned subsidiaries and affiliated companies not exceeding US$ 5 million in a 12 consecutive month period, based on these subsidiaries as a whole.

2.	Any engineering, environmental and other specialized studies provided by the Company to study, develop and construct mines related to the Mt. Holland project, and all ancillary activities required to complete those studies are regular transactions between the Company and Covalent Lithium Pty Ltd.

3.	The following transactions with related parties may be performed without complying with the requirements and procedures of Article 147 of Corporation Law, if they are regular, ordinary and required for the Company's normal business:

(a)	Any procurement from Empresa Nacional de Telecomunicaciones S.A. and Entel PCS Telecomunicaciones S.A. of telecommunications, computer and technology services in general, including the purchase, sale, lease and supply of equipment and goods required to operate and maintain these services, for amounts not exceeding US$ 5 million over a 12 consecutive month period, and

(b)	Any procurement from Banco de Chile of any kind of financial or brokerage transactions, purchases and sales of foreign currencies and other usual treasury transactions.

4.	The Board of Directors also unanimously agreed to expressly adopt a generally applicable authorization that allows the Company to procure the following transactions (i) those that are not a material amount, and (ii) those between legal entities in which the Company directly or indirectly owns at least 95% of the counterparty, all without the need to comply with the requirements and procedures in paragraphs 1) to 7) of Article 147 of Corporation Law. The Board of Directors has defined transactions with related parties that are a material amount as (a) those that total over 3,000 UF over a 12 consecutive month period for directors, principal executives, their related persons, their spouses or relatives up to the second degree of consanguinity, and any entity controlled directly or indirectly by any of them, and (b) the threshold determined in accordance with paragraph a) of Article 147 of Corporation Law for all other counterparties.

On March 3, 2021, the Board of Directors agreed to call an ordinary general shareholders' meeting for April 23, 2021.

Management has no knowledge of other significant events occurring between December 31, 2020 and the date of issue of these consolidated financial statements, which could have a significant effect on these.